Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	001-39753
Entity Registrant Name	Enovix Corporation
Entity Central Index Key	0001828318
Entity Tax Identification Number	85-3174357
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3501 W Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	695-2350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false